Schedule I - Combined Condensed Statement of Changes in Shareholders' Equity	12 Months Ended
Mar. 31, 2022
Parent Company Combined Condensed Statement of Changes in Shareholders Equity [Abstract]
Combined Condensed Statement of Changes in Shareholders' Equity
Schedule I - Combined Condensed Statement of Changes in Shareholders’ Equity

expressed in millions of Canadian dollars	Capital stock	Contributed Surplus	Foreign exchange loss on translation to presentation currency	Equity (Deficit) in Other Compre- hensive income of subsidiary	Accumulated other compre- hensive income (loss)	Retained earnings (Deficit)	Total Shareholders’ equity
Balance at March 31, 2019	$409.5	$—	$—	$(20.5)	$(20.5)	$2.7	$391.7
Net loss	—	—	—		—	(175.9)	(175.9)
Equity in other comprehensive income of subsidiary	—	—	—	84.1	84.1		84.1

Balance at March 31, 2020	409.5	—	—	63.6	63.6	(173.2)	299.9
Net loss	—	—	—	—	—	(76.1)	(76.1)
Deficit in other comprehensive income of subsidiary	—	—	—	(54.1)	(54.1)	—	(54.1)
Exercise of performance share units and director units	—	4.1	—	—	—	—	4.1

Balance at March 31, 2021	$409.5	$4.1	$—	9.5	$9.5	$(249.3)	$173.8
Net income	—	—	—		—	857.7	857.7
Equity in other comprehensive income of subsidiary				157.6	157.6	—	157.6
Other comprehensive loss	—	—	(15.1)	—	(15.1)	—	(15.1)
Issuance and modification of performance share units	—	(30.0)	—	—	—	—	(30.0)
Issuance of deferred share units	—	0.7	—	—	—	—	0.7
Issuance of capital stock	976.8	—	—	—	—	—	976.8
Return of capital	(8.3)	—	—	—	—	—	(8.3)
Earnout rights	—	—	—	—	—	(521.3)	(521.3)
Dividends paid	—	—	—	—	—	(9.3)	(9.3)

Balance at March 31, 2022	$1,378.0	$(25.2)	$(15.1)	$167.1	$152.0	$77.8	$1,582.6